RESTRUCTURING OF OPERATIONS	12 Months Ended
Dec. 31, 2012
RESTRUCTURING OF OPERATIONS

4. RESTRUCTURING OF OPERATIONS

In accordance with our accounting policy, restructuring costs are included in our corporate unallocated operating results for segment reporting purposes, which is consistent with management’s view of its businesses. Aggregate pre-tax restructuring charges (credits) included in the consolidated statements of income were recorded by line item as follows:

	2012	2011	2010
Manufacturing cost of sales	$3.5	$0.9	$5.3
Selling and technical services	3.1	—	(0.1)
Research and process development	0.5	—	(0.1)
Administrative and general	14.1	(0.1)	(0.6)

Total	$21.2	$0.8	$4.5

Details of our 2012 restructuring initiatives are as follows:

In the third quarter of 2012, we approved plans to realign the supporting structures of our Aerospace Materials and Industrial Materials segments as we take advantage of synergies from the acquisition of Umeco. These plans resulted in a restructuring charge of $6.6 related to the severance costs and other benefits of 28 positions. The initiatives are expected to be substantially completed in 2013 and paid by the end of 2015.

In the second quarter of 2012, we launched initiatives in our corporate functions across sales, marketing, manufacturing, supply chain, research and development, and administrative functions to mitigate continuing costs following the anticipated sale of Coating Resins. These initiatives resulted in charges related to severance and employee benefits of $14.7 associated with the elimination of 177 positions. These initiatives are expected to be substantially completed and paid by the end of by 2014.

The remaining reserve relating to the 2012 restructuring initiatives at December 31, 2012 is $13.2.

Details of our 2010 restructuring initiatives are as follows:

In May 2010, we approved plans to exit the production of certain phosphorus derivative products at our Mt. Pleasant, Tennessee facility. These plans resulted in a restructuring charge of $5.5 in 2010, of which $0.4 related to the severance of 10 positions, $1.7 related to asset write-offs, and $3.4 related to decommissioning activities, all of which related to our In Process Separation segment. During 2011, we recorded an additional restructuring charge of $1.1 related to these plans.

During 2012 we recorded a net favorable adjustment of $0.2. All costs have been paid in full as of June 30, 2012.

Details of our 2009 restructuring initiatives are as follows:

In 2009, we initiated restructuring actions across all segments and corporate functions. These actions were taken in response to the downturn in the global economy, which especially impacted the automotive, construction and general industrial markets that we serve, and led to a significant reduction in our sales and operating profitability. The following summarizes the details of the restructuring initiatives launched in 2009, which resulted in $13.6 of restructuring charges for the year ended December 31, 2009.

In 2009, we launched restructuring initiatives at several of our In Process Separation and Additive Technologies manufacturing locations, which resulted in restructuring charges totaling $4.0 associated with severance and other employee benefits. The manufacturing locations impacted by these initiatives included:

•	Conversion of our manufacturing facility in Antofagasta, Chile into a blending and distribution facility to support the Mining business and elimination of manufacturing functions at the site.

•	Closure of our manufacturing facility in Bogota, Colombia.

The above manufacturing restructuring initiatives included the elimination of 43 positions. During 2010 we recorded an additional restructuring charge of $0.2.

We launched restructuring initiatives across our Aerospace Materials and Industrial Materials segments in response to inventory destocking by parts manufacturers that supply large commercial aircraft manufacturers as well as a sharper than expected decline in business and regional jet production rates. These initiatives resulted in $3.6 of restructuring expenses for severance and employee benefits related to the elimination of 230 positions; during 2010 we recorded a net favorable adjustment of $0.4.

We launched several initiatives throughout 2009 in our In Process Separation and Additive Technologies segments and corporate functions across sales, marketing, manufacturing, supply chain, research and development, and administrative functions, including our initiative to establish a shared services center. These initiatives resulted in $6.0 of charges related to severance and employee benefits associated with the elimination of 208 positions; during 2010 we recorded net favorable adjustments of $0.8. During 2011, we recorded net favorable adjustments of $0.3 and an additional restructuring charge of $0.1 in 2012 related to our 2009 restructuring initiatives.

All of the aforementioned initiatives were substantially complete. The remaining reserve at December 31, 2012 of $0.1 relating to 2009 restructuring initiatives is expected to be paid through 2014.

Restructuring Initiatives:	2009	2010		2011	2012	Total
Balance December 31, 2009	$4.6	$0.0		$0.0	$0.0	$4.6

2010 charges (credits)	(1.0)	5.5		0.0	0.0	4.5
Non-cash items	(0.1)	(1.7	)(1)	0.0	0.0	(1.8)
Cash payments	(2.0)	(2.3)		0.0	0.0	(4.3)
Currency translation adjustments	0.0	0.0		0.0	0.0	0.0

Balance December 31, 2010	$1.5	$1.5		$0.0	$0.0	$3.0

2011 charges (credits)	(0.3)	1.1		0.0	0.0	0.8
Non-cash items	0.0	0.0		0.0	0.0	0.0
Cash payments	(1.0)	(2.3)		0.0	0.0	(3.3)
Currency translation adjustments	0.0	0.0		0.0	0.0	0.0

Balance December 31, 2011	$0.2	$0.3		$0.0	$0.0	$0.5

2012 charges (credits)	0.1	(0.2)		0.0	21.3	21.2
Non-cash items	0.0	0.0		0.0	(0.1)	(0.1)
Cash payments	(0.2)	(0.1)		0.0	(8.3)	(8.6)
Currency translation adjustments	0.0	0.0		0.0	0.3	0.3

Balance December 31, 2012	$0.1	$0.0		$0.0	$13.2	$13.3

(1)	Represents write-offs of related to inventories and construction in progress at our Mt. Pleasant, Tennessee facility.